Leases - Operating lease liability (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturity date
2020	$ 157,466	$ 222,497
2021	212,783	214,693
2022	177,200	180,470
2023	176,062	150,570
2024 and beyond		28,741
Total undiscounted minimum future lease payments	723,511	796,971
Imputed interest	(39,183)	(47,358)
Present value of lease liabilities	684,328	749,613
Operating lease liability, Current	145,523	200,866
Operating lease liability,Non-Current	$ 538,805	$ 548,747